UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM N-PX


               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


Investment Company Act
file number:			811-21576
Name of registrant:		Stock Dividend Fund
Address:			8150 N. Central Expwy #M1120, Dallas, Texas 75206
Agent for service:		Laura S. Adams   (same address)

Registrants phone number:	214-360-7410
Date of fiscal year end:	December 31
Reporting period:		June 30, 2017 through June 30, 2018





Company			Mtg	Matter			Who	Mgmt	Vote
Symbol/Cusip		Date	Voted On		From	Rec	Cast
--------------		----	---------------		----	----	----
Cisco Systems Inc       12/11	Election of Directors	Co	FOR	FOR
CSCO	17275R102	12/11	Amd&Rest 2005 stck pl   Co	FOR	FOR
			12/11	Apprv Exec incentive pl	Co	FOR	FOR
			12/11	Apprv Exec Compensation	Co	FOR	FOR
			12/11	Freq of Exec comp votng	Co	1YR	1YR
			12/11	Ratfy Appt of PriceWtrH	Co	FOR	FOR
			12/11	Apprv to requst reports	Co	AGN	AGN


Apple			2/13	Election of Directors	Co	FOR	FOR
AAPL    037833100	2/13	Ratfy Appt of Ernst&Yng	Co	FOR	FOR
			2/13	Apprv Exec Compensation Co	FOR	FOR
                        2/13    Apprv nonempl stock pl  Co      FOR	FOR
			2/13	Prpsl Shrhldr Proxy Acs	Co	AGN	AGN
			2/13	Prpsl HumanRigts Comm	Co	AGN	AGN


Schlumberger Ltd	4/4	Election of Directors	Co	FOR	FOR
SLB    806857108	4/4	Apprv Exec Compensation	Co	FOR	FOR
			4/4	Apprv Balance Sheets    Co	FOR	FOR
                        4/4     Ratfy Appt of PriceWtrH Co      FOR	FOR
			4/4	Apprv French Sub Plan	Co	FOR	FOR

IBM			4/24	Election of Directors	Co	FOR	FOR
IBM     459200101	4/24 	Ratfy Appt of acctnt    Co	FOR	FOR
			4/24	Apprv Exec Compensation Co	FOR	FOR
			4/24	Prpsl Lobbying Policy	Co	AGN	AGN
			4/24	Prpsl shrhld call mtg	Co	AGN	AGN
			4/24	Prpsl Indpdnt Brd	Co	AGN	AGN


Bank of America		4/25	Election of Directors	Co	FOR	FOR
BAC     060505104	4/25	Apprv Exec Compensation Co	FOR	FOR
			4/25	Ratfy Appt of acctnt    Co	FOR	FOR
			4/25	Prpsl Indpndt Chairman	Co	AGN	AGN


AT&T Inc.		4/27	Election of Directors	Co	FOR	FOR
T       00206R102	4/27	Ratfy indpt auditors	Co	FOR	FOR
			4/27	Apprv Exec Compensation Co	FOR	FOR
			4/27	Apprv Stck purch/Defer	Co	FOR	FOR
			4/27	Apprv 2018 Incent Plan	Co	FOR	FOR
			4/27	Prpsl lobbying report	Co	AGN	AGN
			4/27	Prpsl Indpndnt Chair	Co	AGN	AGN
			4/27	Prpsl mod proxy requre	Co	AGN	AGN
			4/27	Prpsl vote written cons Co	AGN	AGN


Valero Energy		5/03	Election of Directors	Co	FOR	FOR
VLO	91913Y100	5/03	Ratify appt for KPMG	Co	FOR	FOR
			5/03	Apprv Exec Compensation	Co	FOR	FOR
			5/03	Prpsl Remv SupermajorityCo	FOR	FOR
			5/03	Prpsl vote written cons Co	FOR	FOR


Verizon Communication	5/03 	Election of Directors	Co	FOR	FOR
VZ	92343V104	5/03	Ratfy Appt of acctnt    Co	FOR	FOR
			5/03	Apprv Exec Compensation	Co	FOR	FOR
			5/03	Prpsl spcl shrhldr mtg	Co	AGN	AGN
			5/03	Apprv LT Incentive Pln	Co	FOR	FOR
			5/03	Prpsl Lobby Activities 	Co	FOR	FOR
			5/03	Prpsl Indpndnt Chair	Co	AGN	AGN
			5/03	Prpsl Cyber Sec & Data	Co	AGN	AGN
			5/03	Prpsl exec comp clawbck	Co	AGN	AGN
			5/03	Prpsl Nonqualify Svngs	Co	AGN	AGN


Cummings Inc		5/08	Election of Directors	Co	FOR	FOR
CMI     231021106	5/08	Apprv Exec Compensation	Co	FOR	FOR
			5/08	Ratfy pricewaterhouse	Co	FOR	FOR
			5/08	Prpsl amnd art of incor	Co	FOR	FOR
			5/08	Apprv omnibus incntv Pl	Co	FOR	FOR
			5/08	Prpsl shrhldr cll sp mtgCo	AGN	AGN


Kohl's Corp		5/16	Election of Directors	Co	FOR	FOR
KSS     500255104	5/16	Ratfy Appt of Ernst&Yng	Co	FOR	FOR
			5/16	Apprv Exec Compensation	Co	FOR	FOR
			5/16	Prpsl vote written cons Co	AGN	AGN


Intel Corporation	5/17	Election of Directors	Co	FOR	FOR
INTC	458140100	5/17	Ratify Ernst&yng acct	Co	FOR	FOR
			5/17	Advs Vote on Exec Comp  Co	FOR	FOR
			5/17	Prpsl vote written cons Co	AGN	AGN
			5/17	Prpsl chair-indpnt dir	Co	AGN	AGN
			5/17	Prpsl Political contrib Co	AGN	AGN


Gap Inc			5/22	Election of Directors	Co	FOR	FOR
GPS     364760108	5/22	Ratfy Appt Dellt-Touche Co	FOR	FOR
			5/22	Apprv Exec. Compenstn	Co	FOR	FOR


Chevron Corp.		5/30	Election of Directors	Co	FOR	FOR
CVX	166764100	5/30	Ratify PWC acctng frm	Co	FOR	FOR
			5/30	Apprv Exec Compenstn	Co	FOR	FOR
			5/30	Report on Lobbying	Co	AGN	AGN
			5/30	Report Not doing busnss	Co	AGN	AGN
			5/30	Trans Low Carbon Model	Co	AGN	AGN
			5/30	Reprt Methane Emission	Co	AGN	AGN
			5/30	Adpt Indpndnt Chair     Co	AGN	AGN
			5/30    Rec Envirnmntl Expertis	Co	AGN	AGN
			5/30	Spec Mtgs Threshold 10% Co	AGN	AGN


Walmart Stores Inc	5/30	Election of Directors	Co	FOR	FOR
WMT     931142103	5/30	Apprv Exec Compenstn	Co	FOR	FOR
			5/30	Ratify Ernst&yng acct	Co	FOR	FOR
			5/30	Adpt Chairman Policy	Co	AGN	AGN
			5/30	Rprt Racial/Ethnic Pay	Co	AGN	AGN


Exxon Mobil Corp	5/30	Election of Directors	Co	FOR	FOR
XOM     30231G102	5/30	Ratfy indpt auditors	Co	FOR	FOR
			5/30	Apprv Exec Compenstn	Co	FOR	FOR
			5/30	Prpsl Indpndnt Chair	Co	AGN	AGN
			5/30	Prpsl Spec Shrhdr mtg   Co	AGN	AGN
			5/30	Prpsl Brd Divers mix	Co	AGN	AGN
			5/30 	Prpsl reprt lobbying	Co	AGN	AGN


American Eagle Outfit	6/06	Election of Directors	Co	FOR	FOR
AEO     02553E106	6/06	Ratify Ernst&yng acc.	Co	FOR	FOR
			6/06	Apprv Exec. Compenstn	Co	FOR	FOR


Caterpillar Inc		6/13	Election of Directors	Co	FOR	FOR
CAT     149123101	6/13	Ratfy Appt of acctnt	Co	FOR	FOR
			6/13	Apprv Exec Compenstn	Co	FOR	FOR
			6/13	Prpsl Decrs ownerhsp	Co	AGN	AGN
			6/13	Prpsl comp clawback pol	Co	AGN	AGN
			6/13	Prpsl spcl meetings	Co	AGN	AGN
			6/13	Prpsl human rights qual	Co	AGN	AGN



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                                  SIGNATURES


    Pursuant to the requirements of the Investment Company Act of 1940 Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


    (Registrant) STOCK DIVIDEND FUND



    Signature and Title


    By: /s/ Laura S. Adams
            President

    Date: 07/18/18